SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 72 (File No. 333-131683)	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 76 (File No. 811-21852)	☒

Columbia Funds Series Trust II

50606 Ameriprise Financial Center

Minneapolis, MN 55474

Scott R. Plummer

5228 Ameriprise Financial Center

Minneapolis, MN 55474

(612) 671-1947

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 15th day of October, 2012.

COLUMBIA FUNDS SERIES TRUST II

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of October, 2012.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton	President (Principal Executive Officer)	/s/ William A. Hawkins*	Trustee
J. Kevin Connaughton		William A. Hawkins

/s/ Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ R. Glenn Hilliard*	Trustee
Michael G. Clarke		R. Glenn Hilliard

/s/ Paul D. Pearson	Chief Accounting Officer (Principal Accounting Officer)	/s/ John F. Maher*	Trustee
Paul D. Pearson		John F. Maher

/s/ Stephen R. Lewis, Jr.*	Chair of the Board	/s/ Catherine James Paglia*	Trustee
Stephen R. Lewis, Jr.		Catherine James Paglia

/s/ Kathleen A. Blatz*	Trustee	/s/ Leroy C. Richie*	Trustee
Kathleen A. Blatz		Leroy C. Richie

/s/ Edward J. Boudreau, Jr.*	Trustee	/s/ Anthony M. Santomero*	Trustee
Edward J. Boudreau, Jr.		Anthony M. Santomero

/s/ Pamela G. Carlton*	Trustee	/s/ Minor M. Shaw*	Trustee
Pamela G. Carlton		Minor M. Shaw

/s/ William P. Carmichael*	Trustee	/s/ Alison Taunton-Rigby*	Trustee
William P. Carmichael		Alison Taunton-Rigby

/s/ Patricia M. Flynn*	Trustee	/s/ William F. Truscott*	Trustee
Patricia M. Flynn		William F. Truscott

*	Signed pursuant to Directors/Trustees Power of Attorney, dated June 8, 2011, filed electronically on or about June 16, 2011 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 28 to Registration Statement No. 333-131683, by:

/s/ Scott R. Plummer
Scott R. Plummer

SIGNATURES

CCSF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and State of Massachusetts on the 15th day of October, 2012.

CCSF Offshore Fund, Ltd.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
Director

This Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 15th day of October, 2012.

Signature	Capacity

/s/ J. Kevin Connaughton	Director, CCSF Offshore Fund, Ltd.
J. Kevin Connaughton

/s/ Michael G. Clarke	Director, CCSF Offshore Fund, Ltd.
Michael G. Clarke

/s/ Christopher C. Thompson	Director, CCSF Offshore Fund, Ltd.
Christopher C. Thompson

Exhibit Index

Exhibit 101	Risk/Return Summary in Interactive Data Format.